Fair Value of Financial Assets and Liabilities-Fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instrument disclosures
Financial Assets	$ 4,390,903	$ 2,719,900
Financial Liabilities	1,392,995	966,509
Book Value
Financial instrument disclosures
Financial Assets	27,120,715	27,687,684
Financial Liabilities	27,029,913	26,520,720
Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	27,185,188	27,884,761
Financial liabilities at fair value	27,161,529	26,700,132
Cash and other transactions | Book Value
Financial instrument disclosures
Financial Assets	1,405,002	1,670,842
Cash and other transactions | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	1,405,002	1,670,842
Cash and due from banks | Book Value
Financial instrument disclosures
Financial Assets	1,057,393	1,408,167
Cash and due from banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	1,057,393	1,408,167
Transactions in the course of collection | Book Value
Financial instrument disclosures
Financial Assets	255,968	206,972
Transactions in the course of collection | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	255,968	206,972
Cash collateral on securities borrowed and reverse repurchase agreements | Book Value
Financial instrument disclosures
Financial Assets	91,641	55,703
Cash collateral on securities borrowed and reverse repurchase agreements | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	91,641	55,703
Loans and advances to banks | Book Value
Financial instrument disclosures
Financial Assets	760,021	1,173,187
Loans and advances to banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	760,021	1,173,187
Domestic banks | Book Value
Financial instrument disclosures
Financial Assets	119,998	208,354
Domestic banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	119,998	208,354
Central Bank of Chile | Book Value
Financial instrument disclosures
Financial Assets	350,916	700,341
Central Bank of Chile | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	350,916	700,341
Foreign banks | Book Value
Financial instrument disclosures
Financial Assets	289,107	264,492
Foreign banks | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	289,107	264,492
Loans to customers | Book Value
Financial instrument disclosures
Financial Assets	24,955,692	24,843,655
Loans to customers | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	25,020,165	25,040,732
Commercial loans | Book Value
Financial instrument disclosures
Financial Assets	13,739,589	14,226,761
Commercial loans | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	13,477,466	13,998,477
Residential mortgage loans | Book Value
Financial instrument disclosures
Financial Assets	7,445,221	6,892,019
Residential mortgage loans | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	7,769,694	7,313,953
Consumer loans | Book Value
Financial instrument disclosures
Financial Assets	3,770,882	3,724,875
Consumer loans | Fair Value - not measured at fair value
Financial instrument disclosures
Financial assets at fair value	3,773,005	3,728,302
Current and saving accounts and other financial obligations | Book Value
Financial instrument disclosures
Financial Liabilities	20,540,938	20,342,793
Current and saving accounts and other financial obligations | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	20,540,105	20,349,708
Current accounts and other demand deposits | Book Value
Financial instrument disclosures
Financial Liabilities	8,915,706	8,321,148
Current accounts and other demand deposits | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	8,915,706	8,321,148
Transactions in the course of payment | Book Value
Financial instrument disclosures
Financial Liabilities	29,871	25,702
Transactions in the course of payment | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	29,871	25,702
Cash collateral on securities lent and reverse repurchase agreements | Book Value
Financial instrument disclosures
Financial Liabilities	195,392	216,817
Cash collateral on securities lent and reverse repurchase agreements | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	195,392	216,817
Saving accounts and time deposits | Book Value
Financial instrument disclosures
Financial Liabilities	10,067,778	10,552,901
Saving accounts and time deposits | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	10,073,030	10,563,751
Borrowings from financial institutions | Book Value
Financial instrument disclosures
Financial Liabilities	1,195,028	1,040,026
Borrowings from financial institutions | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	1,188,943	1,036,091
Other financial obligations | Book Value
Financial instrument disclosures
Financial Liabilities	137,163	186,199
Other financial obligations | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	137,163	186,199
Debt issued | Book Value
Financial instrument disclosures
Financial Liabilities	6,488,975	6,177,927
Debt issued | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	6,621,424	6,350,424
Letters of credit for residential purposes | Book Value
Financial instrument disclosures
Financial Liabilities	21,059	28,893
Letters of credit for residential purposes | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	22,542	30,918
Letters of credit for general purposes | Book Value
Financial instrument disclosures
Financial Liabilities	2,365	4,021
Letters of credit for general purposes | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	2,532	4,303
Bonds | Book Value
Financial instrument disclosures
Financial Liabilities	5,769,334	5,431,575
Bonds | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	5,896,424	5,594,748
Subordinated bonds | Book Value
Financial instrument disclosures
Financial Liabilities	696,217	713,438
Subordinated bonds | Fair Value - not measured at fair value
Financial instrument disclosures
Financial liabilities at fair value	$ 699,926	$ 720,455